December 19, 2006

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Old Westbury Funds, Inc. (the “Corporation”)

File Nos. 033-66528 and 811-07912)

Dear Sir or Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Corporation’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Corporation’s registration statement was filed with the Commission via EDGAR on December 14, 2006 with immediate effectiveness (Accession No. 0001193125-06-253519).

Kindly direct any questions concerning this filing to the undersigned personally at (212) 651-1014. Thank you.

Very truly yours,

/s/ Deborah J. Ferris
Deborah J. Ferris
Assistant Secretary

cc:	Steven L. Williamson

Robert M. Kurucza, Esq.

Kimberly K. Vargo, Esq.

Diane J. Drake